Intangible Assets - Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Amortization related to intangible assets
Amortization expense	$ 115,872	$ 113,978	$ 96,230
Future amortization expense of intangible assets
2020	116,626
2021	104,512
2022	91,674
2023	83,654
2024	77,514
Thereafter	324,109
Finite-lived intangible assets, net	798,089	772,287
Depreciation and amortization
Amortization related to intangible assets
Amortization expense	110,458	108,444	89,765
Cost of sales
Amortization related to intangible assets
Amortization expense	486	966	1,994
Interest expense
Amortization related to intangible assets
Amortization expense	$ 4,928	$ 4,568	$ 4,471